--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995

ASSETS:
  Investments in securities at market value*
  (including a repurchase agreement of $542,000) (note
    2) ................................................... $  70,766,480
  Cash in bank on demand deposit ...........................      50,489
  Accrued interest receivable ..............................     114,299
                                                              -----------
      Total assets .........................................  70,931,268
                                                              -----------

LIABILITIES:
                                                              -----------
      Total liabilities ....................................          --
                                                              -----------
Net assets applicable to outstanding capital stock ....... $  70,931,268
                                                              -----------
                                                              -----------

REPRESENTED BY:
  Capital stock - authorized 1 billion shares of $0.01 par
    value; outstanding, 8,005,700 shares ................. $      80,057
  Additional paid-in capital ...............................  71,703,110
  Undistributed net investment income ......................      31,434
  Accumulated net realized loss on investments .............  (5,058,996)
  Unrealized appreciation of investments ...................   4,175,663
                                                              -----------
      Total - representing net assets applicable to
        outstanding capital stock ........................ $  70,931,268
                                                              -----------
                                                              -----------

Net asset value per share of outstanding capital stock ... $        8.86
                                                              -----------
                                                              -----------

* Investments in securities at identified cost ........... $  66,590,817
                                                              -----------
                                                              -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 1995

INCOME:
  Interest (net of interest expense of $61,730) .......... $   4,709,801
  Fee income (note 2) ......................................     136,410
                                                              -----------
      Total investment income ..............................   4,846,211
                                                              -----------

EXPENSES (NOTE 3):
  Investment management fee ................................     302,791
  Administrative fee .......................................      84,109
  Custodian, accounting and transfer agent fees ............      96,827
  Reports to shareholders ..................................      34,865
  Directors' fees ..........................................      11,100
  Audit and legal fees .....................................      35,725
  Other expenses ...........................................      37,277
                                                              -----------
      Total expenses .......................................     602,694
  Less expenses waived by the advisor and the
    administrator ..........................................    (265,268)
                                                              -----------
      Net expenses before expenses paid indirectly .........     337,426
  Less expenses paid indirectly ............................     (11,188)
                                                              -----------
      Total net expenses ...................................     326,238
                                                              -----------

      Net investment income ................................   4,519,973
                                                              -----------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized loss on investments (note 4) ................  (1,754,666)
  Net change in unrealized appreciation or depreciation of
    investments ............................................  10,586,897
                                                              -----------
    Net gain on investments ................................   8,832,231
                                                              -----------

      Net increase in net assets resulting from
        operations ....................................... $  13,352,204
                                                              -----------
                                                              -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED NOVEMBER 30, 1995

CASH FLOWS FROM OPERATING ACTIVITIES:
  Interest and fee income ................................ $    4,846,211
  Net expenses .............................................     (326,238)
                                                              ------------
      Net investment income ................................    4,519,973
                                                              ------------

Adjustments to reconcile net investment income to cash
  provided by operating activities:
    Change in accrued interest receivable ..................      326,066
    Net amortization of bond discount and premium ..........   (3,791,578)
    Change in accrued fees and expenses ....................      (37,060)
                                                              ------------
      Total adjustments ....................................   (3,502,572)
                                                              ------------

      Net cash provided by operating activities ............    1,017,401
                                                              ------------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from sales of investments .......................   94,055,107
  Purchases of investments .................................  (86,330,564)
  Net purchases of short-term securities ...................     (431,000)
                                                              ------------
      Net cash provided by investing activities ............    7,293,543
                                                              ------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Net payments for reverse repurchase agreements ...........   (4,300,000)
  Retirement of fund shares (note 6) .......................     (400,640)
  Distributions paid to shareholders .......................   (4,559,984)
                                                              ------------
      Net cash used by financing activities ................   (9,260,624)
                                                              ------------
  Net decrease in cash .....................................     (949,680)
  Cash at beginning of year ................................    1,000,169
                                                              ------------

      Cash at end of year ................................ $       50,489
                                                              ------------
                                                              ------------

Supplemental disclosure of cash flow information:
  Cash paid for interest on reverse repurchase
    agreements ........................................... $       63,104
                                                              ------------
                                                              ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                               Year Ended     Year Ended
                                                                11/30/95       11/30/94
                                                              ------------   ------------
OPERATIONS:
  Net investment income .................................. $    4,519,973      6,325,282
  Net realized loss on investments .........................   (1,754,666)    (2,995,505)
  Net change in unrealized appreciation or depreciation of
    investments ............................................   10,586,897    (13,926,868)
                                                              ------------   ------------

    Net increase (decrease) in net assets resulting from
      operations ...........................................   13,352,204    (10,597,091)
                                                              ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income ...............................   (4,503,632)    (4,761,820)
  In excess of net investment income .......................      (56,352)            --
  Tax return of capital ....................................           --     (1,524,980)
                                                              ------------   ------------
    Total distributions ....................................   (4,559,984)    (6,286,800)
                                                              ------------   ------------

CAPITAL SHARE TRANSACTIONS:
  Payments for retirement of 54,300 shares (note 6) ........     (400,640)            --
                                                              ------------   ------------
      Total increase (decrease) in net assets ..............    8,391,580    (16,883,891)

Net assets at beginning of year ............................   62,539,688     79,423,579
                                                              ------------   ------------

Net assets at end of year ................................ $   70,931,268     62,539,688
                                                              ------------   ------------
                                                              ------------   ------------

Undistributed (distributions in excess of) net investment
  income ................................................. $       31,434        (16,341)
                                                              ------------   ------------
                                                              ------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
                American Government Term Trust Inc. (the fund) is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end management investment company. Shares of the fund are listed on the New York Stock Exchange and the Chicago Stock Exchange under the symbol AGT. As discussed in footnote 8 to the financial statements, fund shares stopped trading on the exchanges at the close of business on December 14, 1995, and the fund terminated operations and distributed all its net assets to shareholders on December 21, 1995.
(2) SIGNIFICANT
    ACCOUNTING
    POLICIES
                INVESTMENTS IN SECURITIES
                The values of fixed income securities are determined using pricing services or prices quoted by independent brokers. Exchange-listed options are valued at the last sales price and open financial futures contracts are valued at the last settlement price. When market quotations are not readily available, securities are valued at fair value according to methods selected in good faith by the board of directors. Short-term securities with maturities of 60 days or less are valued at amortized cost which approximates market value.

                Securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income is recorded on the accrual basis and, except for original issue discount on zero-coupon bonds, the fund does not amortize premiums or discounts on long-term bonds for financial reporting purposes.

                OPTION TRANSACTIONS
                For hedging purposes, the fund may buy and sell put and call options, write covered call options on portfolio securities, write cash-secured puts, and write call options that are not covered for cross-hedging purposes. The risk in writing a call option is that the fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is the fund pays a premium whether or not the option is exercised. The fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The fund also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

                Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on the sale for a written call option, the purchase cost for a written put option, or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

                FUTURES TRANSACTIONS
                In order to gain exposure to or protect from changes in the market, the fund may buy and sell financial futures contracts and related options. Risks of entering into futures contracts and related options include the possibility there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

                Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires.

                INTEREST RATE TRANSACTIONS
                To preserve a return or spread on a particular investment or portion of its portfolio or for other non-speculative purposes, the fund may enter into interest rate swaps and may purchase or sell interest rate caps and floors. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed-rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based notional principal amount from the party selling such interest rate floor.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

                If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there is risk that the positions may correlate imperfectly with the asset or liability being hedged. Other risks of entering into these transactions are that a liquid secondary market may not always exist, or that the other party to the transaction may not perform.

                For interest rate swaps, the fund accrues weekly, as an increase or decrease to interest income, the net amount due to or owed by the fund. Interest rate swap, cap and floor valuations are based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates. As of November 30, 1995, the fund had no open interest rate swap agreements.

                SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                Delivery and payment for securities that have been purchased by the fund on a forward-commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuations and may increase or decrease in value prior to their delivery. The fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's NAV to the extent the fund makes such purchases while remaining substantially fully invested. As of November 30, 1995, the fund had no outstanding when-issued or forward commitments.

                In connection with its ability to purchase securities on a when-issued or forward-commitment basis, the fund may enter into mortgage "dollar rolls" in which the fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. As an inducement to "roll over" its purchase commitments, the fund receives negotiated fees. For the year ended November 30, 1995, such fees earned by the fund amounted to $136,410.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

                FEDERAL TAXES
                The fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required.

                Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to "wash sale" and "straddle" transactions and the timing of recognition of income on certain interest-only, principal-only and residual interest securities. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as an "excess distribution" in the statement of changes in net assets and financial highlights. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

                On the statement of assets and liabilities, as a result of permanent book-to-tax differences, reclassification adjustments have been made to increase undistributed net investment income and increase accumulated net realized losses on investments by $87,786.

                DISTRIBUTIONS
                The fund pays monthly distributions from net investment income, however, certain book-to-tax adjustments may result in a portion of the income distributions being characterized as a return of capital for tax purposes. Realized capital gains, if any, will be distributed on an annual basis. Distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or, pursuant to the fund's dividend reinvestment plan, reinvested in additional shares of the fund's capital stock. Under the plan, fund shares will be purchased in the open market.

                REPURCHASE AGREEMENTS
                For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate of which is invested in repurchase agreements

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                secured by U.S. government and agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount in the event of default.

(3) EXPENSES
                The fund has entered into the following agreements with Piper Capital Management Incorporated (the adviser and the administrator):

                The investment advisory agreement provides the adviser with a monthly advisory fee based on the fund's average weekly net assets computed at the per-annum rate of 0.60% of the fund's average weekly net assets through January 31, 1993; 0.45% from February 1, 1993, through January 31, 1997; and 0.30% from February 1, 1997, until termination of the fund. For its fee, the adviser will provide investment advice and, in general, will conduct the management and investment activity of the fund.

                The administration agreement provides the administrator with a monthly fee based on the fund's average weekly net assets computed at the per annum rate of 0.15% of the fund's average weekly net assets through January 31, 1993; 0.125% from February 1, 1993, through January 31, 1997; and 0.10% from February 1, 1997, until termination of the fund. For its fee, the administrator will provide reporting, regulatory and record-keeping services for the fund.

                For the year ended November 30, 1995, Piper Capital voluntarily waived investment management fees of $207,601 and administrative fees of $57,667.

                In addition to advisory and administrative fees, the fund is responsible for paying most other operating expenses, including outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, organizational costs, insurance, interest, taxes, and other miscellaneous expenses.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

                Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained with the custodian by the fund.

(4) SECURITIES
    TRANSACTIONS
                Cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $75,203,392 and $93,653,993, respectively, for the year ended November 30, 1995.

(5) CAPITAL LOSS
    CARRYOVER
                For federal income tax purposes, the fund had a capital loss carryover of $5,058,996 on November 30, 1995, which, if not offset by subsequent capital gains, will expire in 2001 and 2002. It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.

(6) RETIREMENT OF
    FUND SHARES
                The fund's board of directors has approved a plan to repurchase shares of the fund in the open market and retire those shares. Repurchases may only be made when the previous day's closing market price was at a discount from net asset value. Daily repurchases are limited to 25% of the previous four weeks' average daily trading volume on the New York Stock Exchange. Under the current plan, cumulative repurchases in the fund cannot exceed 3% of the total shares originally issued. The board of directors reviews the plan every quarter and may change the amount which may be repurchased. The plan was last reviewed and reapproved by the board of directors on November 30, 1995. Pursuant to the plan, the fund has cummulatively repurchased and retired 54,300 shares as of November 30, 1995, which represents 0.67% of the shares originally issued.

(7) PENDING
    LITIGATION
                An amended complaint purporting to be a class action was filed on September 7, 1995, in the United States District Court for the Western District of Washington against the fund, seven other closed-end investment companies for which Piper Capital Management Incorporated acts as investment adviser, Piper Jaffray Companies Inc., Piper Jaffray Inc., Piper Capital Management Incorporated and certain individuals. The complaint alleges, among other things, violations of federal and state securities laws. Damages are being sought in an unspecified amount. The Fund intends to defend this lawsuit vigorously. Although it is impossible to predict the outcome,

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                management believes, based on the facts currently available, that there will be no material adverse effect on the financial results of the fund.

(8) SUBSEQUENT
    EVENT--
    LIQUIDATION
                At the close of business on December 14, 1995, shares of AGT stopped trading on the New York and Chicago Stock Exchanges. The scheduled liquidating distribution of $8.91887 per share, consisting of $0.00393 from income and $8.91494 from principal, was paid to shareholders on December 21, 1995.

                The following table presents the results of operations of AGT for the period from November 30, 1995 to December 21, 1995, and the subsequent liquidation of the net assets of the fund.

                                                                     Dollar
                                                                     Amount      Per Share
                                                                   -----------     -----
Net assets on 11/30/95 ........................................ $   70,931,268        8.86
Results of operations on 12/21/95:
  Net investment income .........................................       80,324        0.01
  Net realized gain on investments ..............................    4,565,878        0.57
  Net change in appreciation or depreciation of investments .....   (4,175,663)      (0.52)
                                                                   -----------       -----
  Net increase in net assets resulting from operations ..........      470,539        0.06
                                                                   -----------       -----
  Net assets prior to liquidation on 12/21/95 ...................   71,401,807        8.92
  Liquidation of AGT on 12/21/95 representing 8,005,700
   shares .......................................................  (71,401,807)      (8.92)
                                                                   -----------       -----
  Net assets at close of business on 12/21/95 ................. $           --          --
                                                                   -----------       -----
                                                                   -----------       -----

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

(9) FINANCIAL
    HIGHLIGHTS
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

                                                         Year Ended November 30,
                                               --------------------------------------------
                                                 1995      1994     1993     1992     1991
                                               --------   ------   ------   ------   ------
PER-SHARE DATA
Net asset value, beginning of period ...... $    7.76      9.85     9.47     9.97     9.13
                                               --------   ------   ------   ------   ------
Operations:
  Net investment income .....................    0.56      0.78     0.90     0.87     1.09
  Net realized and unrealized gains (losses)
   on investments ...........................    1.11     (2.09)    0.34    (0.43)    0.70
                                               --------   ------   ------   ------   ------
    Total from operations ...................    1.67     (1.31)    1.24     0.44     1.79
                                               --------   ------   ------   ------   ------
Distributions to shareholders:
  From net investment income ................   (0.56)    (0.59)   (0.66)   (0.85)   (0.95)
  In excess of net investment income ........   (0.01)       --       --       --       --
  Tax return of capital .....................      --     (0.19)   (0.20)      --       --
  From net realized gains ...................      --        --       --    (0.09)      --
                                               --------   ------   ------   ------   ------
    Total distributions to shareholders .....   (0.57)    (0.78)   (0.86)   (0.94)   (0.95)
                                               --------   ------   ------   ------   ------
Net asset value, end of period ............ $    8.86      7.76     9.85     9.47     9.97
                                               --------   ------   ------   ------   ------
                                               --------   ------   ------   ------   ------
Per-share market value, end of period ..... $    8.63      8.63    10.25    10.88    10.38
                                               --------   ------   ------   ------   ------
                                               --------   ------   ------   ------   ------
SELECTED INFORMATION

Total investment return, market value* ......    7.38%    (8.58%)   2.12%   14.29%   13.68%
Total investment return, net asset
  value** ...................................   22.17%    (13.75%) 13.54%    4.54%   20.49%
Net assets at end of period (in
  millions) ............................... $      71        63       79       76       80
Ratio of expenses to average weekly net
  assets+ ...................................    0.50%     0.82%    0.86%    1.04%    1.11%
Ratio of net investment income to average
  weekly net assets+ ........................    6.72%     9.02%    9.28%    8.93%   11.48%
Portfolio turnover rate (excluding short-term
  securities) ...............................     106%       47%      79%      70%      53%
Amount of borrowings outstanding at end of
  period (in millions)*** ................. $      --         4       19       13       20
Per-share amount of borrowings outstanding at
  end of period ........................... $      --      0.53     2.41     1.60     2.47
Per-share amount of net assets, excluding
  borrowings, at end of period ............ $      --      8.29    12.26    11.07    12.44
Asset coverage ratio++ ......................      --      1554%     509%     693%     503%

* BASED ON THE CHANGE IN MARKET PRICE OF A SHARE DURING THE PERIOD. ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
** BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD. ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE.
*** SECURITIES PURCHASED ON A WHEN-ISSUED BASIS FOR WHICH LIQUID, HIGH-GRADE DEBT OBLIGATIONS ARE MAINTAINED IN A SEGREGATED ACCOUNT ARE NOT CONSIDERED BORROWINGS. SEE FOOTNOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
+ DURING THE YEAR ENDED NOVEMBER 30, 1995, THE ADVISER AND THE ADMINISTRATOR VOLUNTARILY WAIVED FEES AND EXPENSES. HAD AGT PAID ALL EXPENSES, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE WEEKLY NET ASSETS WOULD HAVE BEEN: 0.90%/6.32%. BEGINNING IN FISCAL 1995, THE EXPENSE RATIO REFLECTS THE EFFECT OF GROSS EXPENSES PAID INDIRECTLY BY THE FUND. PRIOR PERIOD EXPENSE RATIOS HAVE NOT BEEN ADJUSTED.
++ REPRESENTS NET ASSETS, EXCLUDING BORROWINGS, AT END OF PERIOD DIVIDED BY BORROWINGS OUTSTANDING AT END OF PERIOD.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

(10) QUARTERLY DATA (UNAUDITED)

DOLLAR AMOUNTS

                                                Net Realized   Net Increase in
                        Total         Net      and Unrealized    Net Assets
                     Investment   Investment   Gains (Losses)  Resulting from
                       Income       Income      Investments      Operations     Distributions
                     -----------  -----------  --------------  ---------------  ------------
2/28/95           $   1,375,841    1,264,990      3,613,038        4,878,028     (1,470,950)
5/31/95               1,239,066    1,153,177      3,818,236        4,971,413     (1,167,298)
8/31/95               1,128,571    1,103,169       (105,153)         998,016       (961,052)
11/30/95              1,102,733      998,637      1,506,110        2,504,747       (960,684)
                     -----------  -----------  --------------  ---------------  ------------
                  $   4,846,211    4,519,973      8,832,231       13,352,204     (4,559,984)
                     -----------  -----------  --------------  ---------------  ------------
                     -----------  -----------  --------------  ---------------  ------------

PER-SHARE AMOUNTS

                                    Net Realized     Net Increase
                         Net       and Unrealized    in Net Assets                    Quarter End
                      Investment   Gains (Losses)      Resulting                       Net Asset
                        Income      Investments     from Operations   Distributions      Value
                      ----------   --------------   ---------------   -------------   -----------
2/28/95         $         0.15           0.46             0.61            (0.18)          8.19
5/31/95                   0.15           0.48             0.63            (0.15)          8.67
8/31/95                   0.14          (0.01)            0.13            (0.12)          8.68
11/30/95                  0.12           0.18             0.30            (0.12)          8.86
                           ---          -----              ---            -----
                   $      0.56           1.11             1.67            (0.57)
                           ---          -----              ---            -----
                           ---          -----              ---            -----

--------------------------------------------------------------------------------
                           INVESTMENTS IN SECURITIES

AMERICAN GOVERNMENT TERM TRUST
NOVEMBER 30, 1995

                                                           Principal       Market
Name of Issuer                                              Amount       Value (a)
---------------------------------------------------------  ---------     ----------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

U.S. GOVERNMENT SECURITIES (99.0%):
  U.S. Treasury Note, 4.63%, 2/15/96 .................. $    860,000        858,624
  U.S. Treasury Note, 4.25%, 5/15/96 ....................    835,000        830,592
  U.S. Treasury Note, 5.25%, 7/31/98 ....................    995,000        991,149
  U.S. Treasury Note, 4.38%, 8/15/96 ....................    885,000        878,646
  U.S. Treasury Note, 5.00%, 1/31/99 ....................    335,000        330,581
  U.S. Treasury Note, 4.75%, 2/15/97 ....................    910,000        903,202
  U.S. Treasury Note, 6.50%, 5/15/97 ....................    875,000        888,624
  U.S. Treasury Note, 6.50%, 8/15/97 ....................    930,000        946,731
  U.S. Treasury Note, 7.38%, 11/15/97 ...................    905,000        937,888
  U.S. Treasury Note, 7.25%, 2/15/98 ....................    960,000        996,278
  U.S. Treasury Note, 7.25%, 11/15/96 ...................    850,000        864,501
  U.S. Treasury Note, 9.00%, 5/15/98 ....................    940,000      1,016,779
  U.S. Treasury Note, 8.88%, 11/15/98 ...................    985,000      1,076,260
  U.S. Treasury Principal Strip, 6.87%, 8/15/01 .........  80,500,000(b) 58,704,625
                                                                         ----------

   Total U.S. Government Securities
    (cost: $66,048,817)  ................................                70,224,480
                                                                         ----------

SHORT-TERM SECURITIES (0.8%):
  Repurchase agreement with Goldman Sachs in a joint
   trading account, collateralized by U.S. government
   agency securities, acquired on 11/30/95, accrued
   interest at repurchase date of $88, 5.85%, 12/1/95
    (cost: $542,000) ....................................    542,000        542,000
                                                                         ----------

   Total Investments in Securities
    (cost: $66,590,817)(c) ............................ $                70,766,480
                                                                         ----------
                                                                         ----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------
                           INVESTMENTS IN SECURITIES

NOTES TO INVESTMENTS IN SECURITIES:

(A) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(B) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(C) ALSO EQUALS COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THE COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION .... $   4,175,663
      GROSS UNREALIZED DEPRECIATION ......          --
                                            ----------
        NET UNREALIZED APPRECIATION .... $   4,175,663
                                            ----------
                                            ----------

--------------------------------------------------------------------------------
                          INDEPENDENT AUDITORS' REPORT

                THE BOARD OF DIRECTORS AND SHAREHOLDERS
                AMERICAN GOVERNMENT TERM TRUST INC.:

                We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of American Government Term Trust Inc. as of November 30, 1995, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended November 30, 1995, and the financial highlights for each of the years in the five-year period ended November 30, 1995. These financial statements and the financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

                We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of American Government Term Trust Inc. as of November 30, 1995, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period ended November 30, 1995, and the financial highlights for each of the years in the five-year period ended November 30, 1995, in conformity with generally accepted accounting principles.

                As discussed in footnote 8 to the financial statements, American Government Term Trust Inc. terminated operations and distributed all of its net assets to shareholders on December 21, 1995.

                KPMG Peat Marwick LLP
                Minneapolis, Minnesota
                January 19, 1996

--------------------------------------------------------------------------------
                               SHAREHOLDER UPDATE

ANNUAL MEETING RESULTS
An annual meeting of the fund's shareholders was held on August 17, 1995. Each matter voted upon at the meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matter, are set forth below.

    1.  The fund's shareholders elected the following eight directors:

                         Shares     Shares Withholding
                       Voted "For"  Authority to Vote
                       -----------  ------------------
David T. Bennett.....   6,539,439          144,076
Jaye F. Dyer.........   6,539,439          144,076
William H. Ellis.....   6,539,439          144,076
Karol D. Emmerich....   6,539,439          144,076
Luella G. Goldberg...   6,536,524          146,991
George Latimer.......   6,538,579          144,936

    2. The fund's shareholders ratified the selection by a majority of the independent members of the fund's Board of Directors of KPMG Peat Marwick LLP as the independent public accountants for the fund for the fiscal year ending November 30, 1995. The following votes were cast regarding this matter:

  Shares      Shares Voted                     Broker
Voted "For"     "Against"     Abstentions     Non-Votes
-----------  ---------------  -----------  ---------------

 6,528,946       57,974         96,595           --

SPECIAL MEETING RESULTS
A special meeting of the fund's shareholders was held on December 7, 1995. The fund's shareholders approved the Plan of Liquidation and Dissolution of the Fund. The number of votes cast for, against, the number of abstentions, and the number of broker non-votes are set forth below.

  Shares      Shares Voted                   Broker
Voted "For"     "Against"     Abstentions   Non-Votes
-----------  ---------------  -----------  -----------
 4,253,202       264,580        225,563        --

--------------------------------------------------------------------------------
                             DIRECTORS AND OFFICERS

DIRECTORS        David T. Bennett, CHAIRMAN, HIGHLAND HOMES, INC., USL
                     PRODUCTS INC., KIEFER BUILT, INC.,
                     OF COUNSEL, GRAY, PLANT, MOOTY, MOOTY AND BENNETT, P.A.
                 Jaye F. Dyer, PRESIDENT, DYER MANAGEMENT COMPANY
                 William H. Ellis, PRESIDENT, PIPER JAFFRAY COMPANIES INC.,
                     PIPER CAPITAL MANAGEMENT INCORPORATED
                 Karol D. Emmerich, PRESIDENT, THE PARACLETE GROUP
                 Luella G. Goldberg, DIRECTOR, TCF FINANCIAL, RELIASTAR
                     FINANCIAL CORP., HORMEL FOODS CORP.
                 George Latimer, CHIEF EXECUTIVE OFFICER, NATIONAL EQUITY
                     FUND, INC.

OFFICERS         William H. Ellis, CHAIRMAN OF THE BOARD AND PRESIDENT
                 Worth Bruntjen, SENIOR VICE PRESIDENT
                 Robert H. Nelson, SENIOR VICE PRESIDENT AND TREASURER
                 David E. Rosedahl, SECRETARY

INVESTMENT       Piper Capital Management Incorporated
ADVISER          222 SOUTH NINTH STREET, MINNEAPOLIS, MN 55402

CUSTODIAN AND    Investors Fiduciary Trust Company
TRANSFER AGENT   127 WEST 10TH STREET, KANSAS CITY, MO 64105-1716

LEGAL COUNSEL    Dorsey & Whitney P.L.L.P.
                 220 SOUTH SIXTH STREET, MINNEAPOLIS, MN 55402

INDEPENDENT      KPMG Peat Marwick LLP
AUDITORS         4200 NORWEST CENTER, MINNEAPOLIS, MN 55402